CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Mar. 12, 2021 shares
Salary and welfare payable	¥ 111,274	$ 16,133	¥ 120,444
Tax payable	147,367	21,366	10,195
Accruals and other current liabilities	¥ 268,007	$ 38,858	¥ 238,510
Treasury shares	8,508,112	8,508,112	9,365,006
Variable Interest Entities
Salary and welfare payable | ¥	¥ 2,376		¥ 1,745
Tax payable | ¥	7,442		7,548
Accruals and other current liabilities | ¥	¥ 544		¥ 1,240
Class A ordinary shares
Ordinary shares par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares authorized	535,052,809	535,052,809	535,052,809
Ordinary shares issued	452,898,177	452,898,177	452,898,177
Ordinary shares outstanding	444,390,065	444,390,065	443,533,171
Class B ordinary shares
Ordinary shares par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares authorized	73,973,970	73,973,970	73,973,970
Ordinary shares issued	73,973,970	73,973,970	73,973,970		73,973,970
Ordinary shares outstanding	73,973,970	73,973,970	73,973,970		73,973,970